Funding Facilities (Details) - ZAR (R) R in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Feb. 28, 2025	Feb. 29, 2024
Funding Facilities [Abstract]
Overdraft facility increased		R 300.0
Prime lending rate		10.75%
Utilized facility		R 205.3	R 23.4
Credit funding facility amount	R 925.0
Uncommitted term facility	850.0
Committed term facility	R 75.0